Selected Statements of Income Data (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Financial income:
Interest on bank deposits and other	$ 151	$ 98
Foreign currency translation differences	1,720	830
Interest on marketable securities	780	69
Total financial income	2,651	997
Financial expenses:
Bank charges	(181)	(143)
Foreign currency translation differences	(2,039)	(998)
Amortization of premium (accretion of discount), net	(338)	(26)
Total financial income (expense)	$ 93	$ (170)